Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following information (“PVP Table”) is presented to disclose the relationship between executive compensation actually paid (“CAP”), as calculated under applicable SEC rules, and the Company’s financial performance. As required by SEC rules, the table presented below discloses CAP for (i) the Company’s principal executive officer (“PEO”), Mr. Toby Z. Rice, and (ii) the Company’s NEOs other than Mr. Rice (“Non-PEO NEOs”), on an average basis.
The methodology for calculating amounts presented in the columns for 2025 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the Company performance measures (i) listed in the table below and (ii) that the Company has deemed most important in linking CAP to Company performance during 2025 is also presented below. For prior years’ footnotes describing the adjustments to calculate PEO CAP and Non-PEO NEOs CAP, please refer to the previously filed proxy statements for such prior years.
We have identified free cash flow(1) as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link CAP to our performance. We believe that our ability to grow our free cash flow is important to our shareholders, as increased free cash flow supports our ability to pay regular quarterly dividends, reduce our outstanding indebtedness, and engage in share repurchases, among other benefits. Free cash flow, measured on a per share basis, is the most heavily weighted performance measure under our 2025 STIP, with Company performance on this measure driving 30% of the plan funding for the 2025 STIP, as described in greater detail in our Compensation Discussion and Analysis.
(1)
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition and reconciliation of, and other important information regarding, this non-GAAP financial measure.
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)(5) ($ thousands)	Free Cash Flow(6) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2025	$16,087,233	$25,997,564	$5,351,587	$6,618,795	$448.69	$323.98	$2,039,247	$2,949
2024	$11,254,921	$26,423,276	$2,932,432	$5,316,204	$381.45	$330.20	$230,577	$695
2023	$10,600,926	$23,366,571	$2,935,581	$4,389,834	$314.26	$279.54	$1,735,232	$858
2022	$11,600,737	$46,062,802	$2,662,847	$8,559,063	$270.43	$277.66	$1,770,965	$1,925
2021	$16,919,763	$37,208,460	$3,778,671	$6,869,438	$171.60	$181.38	$(1,142,747)	$925
(1)
PEO CAP for 2025 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2025, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2025 (the “Grant Date Fair Value—2025 Equity Grants”), plus (iii) the fair value at year-end 2025 of the equity awards granted to Mr. Rice in 2025 that remained outstanding and unvested at year-end 2025 (the “Fair Value at Year-end—2025 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2025 that remained outstanding and unvested at year-end 2025, the amount by which the fair value at year-end 2025 exceeded the fair value at year-end 2024 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants”), plus (v) for Mr. Rice’s 2022, 2023 and 2024 RSU Awards, the amount equal to the change in fair value at the vesting date, as compared to the fair value at year-end 2024 (the “Changes in Fair Value of 2022, 2023 and 2024 RSU Awards at Vesting Dates”).
(i) 2025 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2025 Equity Grants		plus, (iii) Fair Value at Year-end—2025 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants		plus, (v) Changes in Fair Value of 2022, 2023 and 2024 RSU Awards at Vesting Dates	2025 CAP to PEO
	2025 Incentive PSU Award	2025 RSU Awards	2025 Incentive PSU Award	2025 RSU Awards	2023 and 2024 RSU Awards	2023 and 2024 Incentive PSU Awards
$16,087,233	$(9,213,378)	$(4,338,854)	$9,772,302	$4,493,153	$955,170	$7,418,030	$823,908	$25,997,564
(2)
For years 2025 through 2021, the Non-PEO NEOs were:
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2025: Messrs. Bolen, Knop, and Jordan and Ms. Fenton (our “2025 Non-PEO NEOs”)
■
2024: Messrs. Duran, Knop, Jordan, and Wingo
■
2023: Messrs. Duran, Khani, Knop, and Jordan and Ms. Evancho
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2022: Messrs. Duran, Khani, and Jordan and Ms. Evancho
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2021: Messrs. Duran, Khani, and Jordan and Ms. Evancho
(3)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2025 was calculated as follows: (i) the average of the 2025 Summary Compensation Table Total for each of the 2025 Non-PEO NEOs, minus (ii) the average of the grant date fair values of the equity awards granted in 2025 to the 2025 Non-PEO NEOs (“Average Grant Date Fair Value—2025 Equity Grants”), plus (iii) the average of the fair values at year-end 2025 of the equity awards granted in 2025 to the 2025 Non-PEO NEOs which remained outstanding and unvested at year-end 2025 (“Average Fair Value at Year-end—2025 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2025 to the 2025 Non-PEO NEOs that remained outstanding and unvested at year-end 2025, the amount by which the average of the fair values at year-end 2025 of such unvested awards exceeded the average of the fair values at year-end 2024 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2025 to the 2025 Non-PEO NEOs, the amount equal to the change in the average of the fair values at the vesting dates, as compared to the average of the fair values at year-end 2024 (“Changes in Fair Value of 2022, 2023 and 2024 RSU Awards at Vesting Dates”).
(i) Average 2025 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2025 Equity Grants		plus, (iii) Average Fair Value at Year-end—2025 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants		plus, (v) Changes in Fair Value of 2022, 2023, and 2024 RSU Awards at Vesting Dates	Average 2025 CAP to Non-PEO NEOs
	2025 Incentive PSU Award	2025 RSU Awards	2025 Incentive PSU Award	2025 RSU Awards	2023 and 2024 RSU Awards	2023 and 2024 Incentive PSU Awards
$5,351,587	$(1,996,405)	$(1,788,535)	$2,117,516	$1,824,937	$152,394	$855,361	$101,940	$6,618,795
(4)
In accordance with applicable SEC rules, peer group TSR for each year was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the applicable fiscal year as presented in the table. TSR calculations reflect reinvestment of dividends. The Company’s peer group for purposes of Item 201(e) of Regulation S-K was utilized for purposes of calculating peer group total shareholder return as follows:
■
Antero Resources Corporation; Antero Midstream Corporation; APA Corporation; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; EOG Resources, Inc.; Expand Energy Corporation; Occidental Petroleum Corporation; ONEOK, Inc.; Ovintiv Inc.; Permian Resources Corporation; Range Resources Corporation; Targa Resources Corporation; and The Williams Companies, Inc. (collectively “2025 Peer Group”).
The TSR peer group for 2024, which differed from the 2025 Peer Group, consisted of the following companies: Antero Resources Corporation; APA Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; and Range Resources Corporation (collectively “2024 Peer Group”). If the 2024 Peer Group were used, the peer group TSR for each year would be $217.31, $327.46, $308.95, $310.25, and $315.95 for 2021, 2022, 2023, 2024, and 2025, respectively. Please refer to the CD&A portion of the proxy above for details regarding the Compensation Committee’s design of the 2025 Peer Group.
(5)
Amounts shown are net income (loss) attributable to EQT Corporation, as reflected in the Company’s Statements of Consolidated Operations for each of the years ended December 31, 2021, 2022, 2023, 2024 and 2025.
(6)
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition and reconciliation of, and other important financial information regarding, this non-GAAP financial measure.

Company Selected Measure Name	Free CashFlow
Named Executive Officers, Footnote
(2)
For years 2025 through 2021, the Non-PEO NEOs were:
■
2025: Messrs. Bolen, Knop, and Jordan and Ms. Fenton (our “2025 Non-PEO NEOs”)
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2024: Messrs. Duran, Knop, Jordan, and Wingo
■
2023: Messrs. Duran, Khani, Knop, and Jordan and Ms. Evancho
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2022: Messrs. Duran, Khani, and Jordan and Ms. Evancho
■
2021: Messrs. Duran, Khani, and Jordan and Ms. Evancho

Peer Group Issuers, Footnote
(4)
In accordance with applicable SEC rules, peer group TSR for each year was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the applicable fiscal year as presented in the table. TSR calculations reflect reinvestment of dividends. The Company’s peer group for purposes of Item 201(e) of Regulation S-K was utilized for purposes of calculating peer group total shareholder return as follows:
■
Antero Resources Corporation; Antero Midstream Corporation; APA Corporation; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; EOG Resources, Inc.; Expand Energy Corporation; Occidental Petroleum Corporation; ONEOK, Inc.; Ovintiv Inc.; Permian Resources Corporation; Range Resources Corporation; Targa Resources Corporation; and The Williams Companies, Inc. (collectively “2025 Peer Group”).
The TSR peer group for 2024, which differed from the 2025 Peer Group, consisted of the following companies: Antero Resources Corporation; APA Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; and Range Resources Corporation (collectively “2024 Peer Group”). If the 2024 Peer Group were used, the peer group TSR for each year would be $217.31, $327.46, $308.95, $310.25, and $315.95 for 2021, 2022, 2023, 2024, and 2025, respectively. Please refer to the CD&A portion of the proxy above for details regarding the Compensation Committee’s design of the 2025 Peer Group.

PEO Total Compensation Amount	$ 16,087,233	$ 11,254,921	$ 10,600,926	$ 11,600,737	$ 16,919,763
PEO Actually Paid Compensation Amount	$ 25,997,564	26,423,276	23,366,571	46,062,802	37,208,460
Adjustment To PEO Compensation, Footnote
(1)
PEO CAP for 2025 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2025, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2025 (the “Grant Date Fair Value—2025 Equity Grants”), plus (iii) the fair value at year-end 2025 of the equity awards granted to Mr. Rice in 2025 that remained outstanding and unvested at year-end 2025 (the “Fair Value at Year-end—2025 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2025 that remained outstanding and unvested at year-end 2025, the amount by which the fair value at year-end 2025 exceeded the fair value at year-end 2024 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants”), plus (v) for Mr. Rice’s 2022, 2023 and 2024 RSU Awards, the amount equal to the change in fair value at the vesting date, as compared to the fair value at year-end 2024 (the “Changes in Fair Value of 2022, 2023 and 2024 RSU Awards at Vesting Dates”).
(i) 2025 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2025 Equity Grants		plus, (iii) Fair Value at Year-end—2025 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants		plus, (v) Changes in Fair Value of 2022, 2023 and 2024 RSU Awards at Vesting Dates	2025 CAP to PEO
	2025 Incentive PSU Award	2025 RSU Awards	2025 Incentive PSU Award	2025 RSU Awards	2023 and 2024 RSU Awards	2023 and 2024 Incentive PSU Awards
$16,087,233	$(9,213,378)	$(4,338,854)	$9,772,302	$4,493,153	$955,170	$7,418,030	$823,908	$25,997,564

Non-PEO NEO Average Total Compensation Amount	$ 5,351,587	2,932,432	2,935,581	2,662,847	3,778,671
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,618,795	5,316,204	4,389,834	8,559,063	6,869,438
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2025 was calculated as follows: (i) the average of the 2025 Summary Compensation Table Total for each of the 2025 Non-PEO NEOs, minus (ii) the average of the grant date fair values of the equity awards granted in 2025 to the 2025 Non-PEO NEOs (“Average Grant Date Fair Value—2025 Equity Grants”), plus (iii) the average of the fair values at year-end 2025 of the equity awards granted in 2025 to the 2025 Non-PEO NEOs which remained outstanding and unvested at year-end 2025 (“Average Fair Value at Year-end—2025 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2025 to the 2025 Non-PEO NEOs that remained outstanding and unvested at year-end 2025, the amount by which the average of the fair values at year-end 2025 of such unvested awards exceeded the average of the fair values at year-end 2024 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2025 to the 2025 Non-PEO NEOs, the amount equal to the change in the average of the fair values at the vesting dates, as compared to the average of the fair values at year-end 2024 (“Changes in Fair Value of 2022, 2023 and 2024 RSU Awards at Vesting Dates”).
(i) Average 2025 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2025 Equity Grants		plus, (iii) Average Fair Value at Year-end—2025 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants		plus, (v) Changes in Fair Value of 2022, 2023, and 2024 RSU Awards at Vesting Dates	Average 2025 CAP to Non-PEO NEOs
	2025 Incentive PSU Award	2025 RSU Awards	2025 Incentive PSU Award	2025 RSU Awards	2023 and 2024 RSU Awards	2023 and 2024 Incentive PSU Awards
$5,351,587	$(1,996,405)	$(1,788,535)	$2,117,516	$1,824,937	$152,394	$855,361	$101,940	$6,618,795

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Important Financial Performance Measures
The following table sets forth an unranked list of the most important financial performance measures, including the Company-Selected Measure, used by the Company to link CAP for all NEOs to Company performance for 2025.
Relative Total Shareholder Return
Absolute Total Shareholder Return
Free Cash Flow(1)

(1)
Please see the Compensation Discussion and Analysis section of this proxy statement for a discussion of free cash flow, which, measured on a per-share basis, represents the most heavily-weighted financial performance measure under the Company’s 2025 STIP. Please also see Appendix A to this proxy statement for the definition and reconciliation of, and other important information regarding, free cash flow, which is a non-GAAP performance measure.

Total Shareholder Return Amount	$ 448.69	381.45	314.26	270.43	171.6
Peer Group Total Shareholder Return Amount	323.98	330.2	279.54	277.66	181.38
Net Income (Loss)	$ 2,039,247,000	$ 230,577,000	$ 1,735,232,000	$ 1,770,965,000	$ (1,142,747,000)
Company Selected Measure Amount	2,949,000,000	695,000,000	858,000,000	1,925,000,000	925,000,000
PEO Name	Mr. Toby Z. Rice
Percentage Of Performance Of Plan Funding	30.00%
Old Peer Group Total Shareholder Return Amount	$ 315.95	$ 310.25	$ 308.95	$ 327.46	$ 217.31
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition and reconciliation of, and other important information regarding, this non-GAAP financial measure.
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)(5) ($ thousands)	Free Cash Flow(6) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2025	$16,087,233	$25,997,564	$5,351,587	$6,618,795	$448.69	$323.98	$2,039,247	$2,949
2024	$11,254,921	$26,423,276	$2,932,432	$5,316,204	$381.45	$330.20	$230,577	$695
2023	$10,600,926	$23,366,571	$2,935,581	$4,389,834	$314.26	$279.54	$1,735,232	$858
2022	$11,600,737	$46,062,802	$2,662,847	$8,559,063	$270.43	$277.66	$1,770,965	$1,925
2021	$16,919,763	$37,208,460	$3,778,671	$6,869,438	$171.60	$181.38	$(1,142,747)	$925
(1)
PEO CAP for 2025 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2025, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2025 (the “Grant Date Fair Value—2025 Equity Grants”), plus (iii) the fair value at year-end 2025 of the equity awards granted to Mr. Rice in 2025 that remained outstanding and unvested at year-end 2025 (the “Fair Value at Year-end—2025 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2025 that remained outstanding and unvested at year-end 2025, the amount by which the fair value at year-end 2025 exceeded the fair value at year-end 2024 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants”), plus (v) for Mr. Rice’s 2022, 2023 and 2024 RSU Awards, the amount equal to the change in fair value at the vesting date, as compared to the fair value at year-end 2024 (the “Changes in Fair Value of 2022, 2023 and 2024 RSU Awards at Vesting Dates”).
(i) 2025 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2025 Equity Grants		plus, (iii) Fair Value at Year-end—2025 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants		plus, (v) Changes in Fair Value of 2022, 2023 and 2024 RSU Awards at Vesting Dates	2025 CAP to PEO
	2025 Incentive PSU Award	2025 RSU Awards	2025 Incentive PSU Award	2025 RSU Awards	2023 and 2024 RSU Awards	2023 and 2024 Incentive PSU Awards
$16,087,233	$(9,213,378)	$(4,338,854)	$9,772,302	$4,493,153	$955,170	$7,418,030	$823,908	$25,997,564
(2)
For years 2025 through 2021, the Non-PEO NEOs were:
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2025: Messrs. Bolen, Knop, and Jordan and Ms. Fenton (our “2025 Non-PEO NEOs”)
■
2024: Messrs. Duran, Knop, Jordan, and Wingo
■
2023: Messrs. Duran, Khani, Knop, and Jordan and Ms. Evancho
■
2022: Messrs. Duran, Khani, and Jordan and Ms. Evancho
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2021: Messrs. Duran, Khani, and Jordan and Ms. Evancho
(3)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2025 was calculated as follows: (i) the average of the 2025 Summary Compensation Table Total for each of the 2025 Non-PEO NEOs, minus (ii) the average of the grant date fair values of the equity awards granted in 2025 to the 2025 Non-PEO NEOs (“Average Grant Date Fair Value—2025 Equity Grants”), plus (iii) the average of the fair values at year-end 2025 of the equity awards granted in 2025 to the 2025 Non-PEO NEOs which remained outstanding and unvested at year-end 2025 (“Average Fair Value at Year-end—2025 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2025 to the 2025 Non-PEO NEOs that remained outstanding and unvested at year-end 2025, the amount by which the average of the fair values at year-end 2025 of such unvested awards exceeded the average of the fair values at year-end 2024 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2025 to the 2025 Non-PEO NEOs, the amount equal to the change in the average of the fair values at the vesting dates, as compared to the average of the fair values at year-end 2024 (“Changes in Fair Value of 2022, 2023 and 2024 RSU Awards at Vesting Dates”).
(i) Average 2025 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2025 Equity Grants		plus, (iii) Average Fair Value at Year-end—2025 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2025 Equity Grants		plus, (v) Changes in Fair Value of 2022, 2023, and 2024 RSU Awards at Vesting Dates	Average 2025 CAP to Non-PEO NEOs
	2025 Incentive PSU Award	2025 RSU Awards	2025 Incentive PSU Award	2025 RSU Awards	2023 and 2024 RSU Awards	2023 and 2024 Incentive PSU Awards
$5,351,587	$(1,996,405)	$(1,788,535)	$2,117,516	$1,824,937	$152,394	$855,361	$101,940	$6,618,795
(4)
In accordance with applicable SEC rules, peer group TSR for each year was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the applicable fiscal year as presented in the table. TSR calculations reflect reinvestment of dividends. The Company’s peer group for purposes of Item 201(e) of Regulation S-K was utilized for purposes of calculating peer group total shareholder return as follows:
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Antero Resources Corporation; Antero Midstream Corporation; APA Corporation; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; EOG Resources, Inc.; Expand Energy Corporation; Occidental Petroleum Corporation; ONEOK, Inc.; Ovintiv Inc.; Permian Resources Corporation; Range Resources Corporation; Targa Resources Corporation; and The Williams Companies, Inc. (collectively “2025 Peer Group”).
The TSR peer group for 2024, which differed from the 2025 Peer Group, consisted of the following companies: Antero Resources Corporation; APA Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; and Range Resources Corporation (collectively “2024 Peer Group”). If the 2024 Peer Group were used, the peer group TSR for each year would be $217.31, $327.46, $308.95, $310.25, and $315.95 for 2021, 2022, 2023, 2024, and 2025, respectively. Please refer to the CD&A portion of the proxy above for details regarding the Compensation Committee’s design of the 2025 Peer Group.
(5)
Amounts shown are net income (loss) attributable to EQT Corporation, as reflected in the Company’s Statements of Consolidated Operations for each of the years ended December 31, 2021, 2022, 2023, 2024 and 2025.
(6)
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition and reconciliation of, and other important financial information regarding, this non-GAAP financial measure.

PEO | Equity Awards Value In Compensation Table For The Applicable Year For Incentive P S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,213,378)
PEO | Equity Awards Value In Compensation Table For The Applicable Year For R S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,338,854)
PEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For Incentive P S U Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,772,302
PEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For R S U Award Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,493,153
PEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For R S U Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	955,170
PEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For Incentive PSU Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,418,030
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards RSU Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	823,908
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year For Incentive P S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,996,405)
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year For R S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,788,535)
Non-PEO NEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For Incentive P S U Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,117,516
Non-PEO NEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For R S U Award Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,824,937
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For R S U Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,394
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For Incentive PSU Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	855,361
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards RSU Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 101,940